Basis of preparation	6 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

2Basis of preparation

The interim consolidated financial statements of Manchester United plc have been prepared on a going concern basis and in accordance with International Accounting Standard 34 “Interim Financial Reporting”. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2025, as filed with the Securities and Exchange Commission on 18 September 2025, contained within the Company’s Annual Report on Form 20-F, which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The report of the auditors on those financial statements was unqualified and did not contain an emphasis of matter paragraph. The results of operations for the interim periods should not be considered indicative of results to be expected for the full fiscal year.

Going concern

The Group has cash resources as of 31 December 2025 of £44.4 million, with all funds held as cash and cash equivalents and therefore available on demand. As of 31 December 2025, the Group also has access to undrawn revolving facilities of £60 million.

The Group’s debt facilities include the $425 million senior secured notes and the $225 million secured term loan facility, the majority of which attract fixed interest rates. As of 31 December 2025, the Group also has £290 million of outstanding loans under our revolving facilities. The Group’s secured notes, revolving facilities and term loan mature in 2027, 2029 and 2029 respectively. As of 31 December 2025, the Group was in compliance with all debt covenants.

As a result of a detailed assessment, including prudent assumptions around the men’s first team’s performance, and with reference to the Group’s balance sheet, existing committed facilities, but also acknowledging the inherent uncertainty of the current economic outlook, Management has concluded that the Group is able to meet its obligations when they fall due for a period of at least 12 months after the date of this report. For this reason, the Group continues to adopt the going concern basis for preparing the unaudited interim consolidated financial statements.